Condensed Consolidated Statements of Equity (Deficit) (Unaudited) (Parentheticals) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Dividends on common stock per share (in Dollars per share)		$ 1	$ 1	$ 4
Series A Preferred Stock
Preferred stock, dividends, per share, cash paid (in Dollars per share)	$ 0.4296875	0.4296875
Series B Preferred Stock
Preferred stock, dividends, per share, cash paid (in Dollars per share)	$ 0.4609375	$ 0.4609375